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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568
                                   -------

The Value Line Fund, Inc.
-------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: September 30, 2007
                          ------------------
ITEM 1: SCHEDULE OF INVESTMENTS.
         A copy of Schedule of Investments for
the period ended 9/30/07 is included with this Form.

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/07 is included with this Form.

The Value Line Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


    SHARES                                                VALUE
  ----------------------------------------------------------------
    COMMON STOCKS  (97.2%)
               AEROSPACE/DEFENSE  (2.0%)
    317,000    Bombardier, Inc. Class B *              $1,886,677
     15,000    Precision Castparts Corp.                2,219,700
                                                       -----------
                                                        4,106,377
               AUTO PARTS  (1.1%)
     62,000    LKQ Corp. *                              2,158,220
               BEVERAGE - SOFT DRINK  (3.0%)
     34,000    Coca-Cola Co. (The)                      1,953,980
     36,000    Hansen Natural Corp. *                   2,040,480
     64,000    PepsiAmericas, Inc.                      2,076,160
                                                       -----------
                                                        6,070,620
               BIOTECHNOLOGY  (0.9%)
     23,000    Invitrogen Corp. *                       1,879,790
               BUILDING MATERIALS  (2.0%)
     15,000    Fluor Corp.                              2,159,700
     26,000    Jacobs Engineering Group, Inc. *         1,965,080
                                                       -----------
                                                        4,124,780
               CHEMICAL - BASIC  (1.1%)
     21,000    Potash Corporation of
               Saskatchewan, Inc.                       2,219,700
               CHEMICAL - DIVERSIFIED  (1.0%)
     23,000    Monsanto Co.                             1,972,020
               CHEMICAL - SPECIALTY  (1.0%)
     52,000    Penford Corp.                            1,960,400
               COMPUTER & PERIPHERALS  (4.0%)
     14,000    Apple, Inc.  *                           2,149,560
     98,000    EMC Corp.  *                             2,038,400
     16,000    International Business Machines Corp.    1,884,800
     44,000    Sigma Designs, Inc.  *                   2,122,560
                                                       -----------
                                                        8,195,320
               COMPUTER SOFTWARE &
                SERVICES (3.8%)
     35,000    Computer Sciences Corp.  *               1,956,500
     76,000    Jack Henry & Associates, Inc.            1,965,360
     93,000    Oracle Corp.  *                          2,013,450
     43,000    Paychex, Inc.                            1,763,000
                                                       -----------
                                                        7,698,310
               DIVERSIFIED COMPANIES  (4.9%)
     32,000    Chemed Corp.                             1,989,120
     47,000    FARO Technologies, Inc.  *               2,075,050
     34,500    Honeywell International, Inc.            2,051,715
     38,000    McDermott International, Inc.  *         2,055,040
     21,000    Valmont Industries, Inc.                 1,781,850
                                                       -----------
                                                        9,952,775
               DRUG  (5.8%)
     30,000    Biogen Idec, Inc.  *                     1,989,900
     24,000    Covance, Inc.  *                         1,869,600
     52,000    LifeCell Corp.  *                        1,953,640
     38,000    Merck & Co., Inc.                        1,964,220
     16,000    Novo Nordisk A/S ADR                     1,936,640

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    SHARES                                                VALUE
  --------------------------------------------     ---------------
     64,000    Schering-Plough Corp.                   $2,024,320
                                                       -----------
                                                       11,738,320
               EDUCATIONAL SERVICES  (4.0%)
     56,000    DeVry, Inc.                              2,072,560
     17,000    ITT Educational Services, Inc. *         2,068,730
    222,000    SkillSoft PLC ADR *                      1,995,780
     11,500    Strayer Education, Inc.                  1,939,245
                                                       -----------
                                                        8,076,315
               ELECTRICAL EQUIPMENT  (3.9%)
     79,000    Corning, Inc.                            1,947,350
     38,000    FLIR Systems, Inc.  *                    2,104,820
     18,000    Garmin Ltd.                              2,149,200
     26,000    Rockwell Automation, Inc.                1,807,260
                                                       -----------
                                                        8,008,630
               ELECTRONICS  (0.9%)
     46,000    Cubic Corp.                              1,939,820
               ENVIRONMENTAL  (0.9%)
     32,000    Stericycle, Inc.  *                      1,829,120
               FINANCIAL SERVICES -
                 DIVERSIFIED (2.9%)
     28,000    American International Group, Inc.       1,894,200
     44,000    Aon Corp.                                1,971,640
     72,000    Janus Capital Group, Inc.                2,036,160
                                                       -----------
                                                        5,902,000
               FOOD PROCESSING  (1.0%)
     68,000    Fresh Del Monte Produce, Inc.            1,955,000
               FURNITURE/HOME FURNISHINGS  (1.1%)
     61,000    Tempur-Pedic International, Inc     .    2,180,750
               HOUSEHOLD PRODUCTS  (1.8%)
     18,000    Energizer Holdings, Inc.  *              1,995,300
     56,000    Tupperware Brands Corp.                  1,763,440
                                                       -----------
                                                        3,758,740
               HUMAN RESOURCES  (1.0%)
     71,000    CDI Corp.                                1,979,480
               INDUSTRIAL SERVICES  (0.9%)
     36,000    FTI Consulting, Inc.  *                  1,811,160
               INTERNET  (3.9%)
     23,000    Amazon.com, Inc.  *                      2,142,450
     52,000    eBay, Inc.  *                            2,029,040
     82,000    Eclipsys Corp.  *                        1,912,240
     21,000    Priceline.com, Inc.  *                   1,863,750
                                                       -----------
                                                        7,947,480
               MACHINERY  (5.0%)
     32,000    Actuant Corp. Class A                    2,079,040
     60,000    Applied Industrial Technologies, Inc.    1,849,800
     28,000    Bucyrus International, Inc. Class A      2,042,040
     36,000    CNH Global N.V.                          2,186,640
     46,000    Manitowoc Company, Inc. (The)            2,036,880
                                                       -----------
                                                       10,194,400

--------------------------------------------------------------------------------
                                                                               1

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                                                       The Value Line Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


    SHARES                                                VALUE
  --------------------------------------------     ---------------
               MEDICAL SERVICES  (1.0%)
     38,000    Aetna, Inc.                             $2,062,260
               MEDICAL SUPPLIES  (5.7%)
     14,000    Alcon, Inc.                              2,014,880
     34,000    ArthroCare Corp.  *                      1,900,260
     37,000    Charles River Laboratories
                 International, Inc.  *                 2,077,550
      9,000    Intuitive Surgical, Inc.  *              2,070,000
     31,000    Kinetic Concepts, Inc.  *                1,744,680
     41,000    St. Jude Medical, Inc.  *                1,806,870
                                                       -----------
                                                       11,614,240
               METALS & MINING DIVERSIFIED
                (2.2%)
     29,000    BHP Billiton Ltd. ADR                    2,279,400
     17,000    Southern Copper Corp.                    2,105,110
                                                       -----------
                                                        4,384,510
               NATURAL GAS - DIVERSIFIED  (1.0%)
     58,000    Williams Companies, Inc. (The)           1,975,480
               OILFIELD SERVICES/EQUIPMENT
                (7.8%)
     22,000    Cameron International Corp.  *           2,030,380
     16,000    Core Laboratories N.V.  *                2,038,240
     18,000    Diamond Offshore Drilling, Inc.          2,039,220
     40,000    Noble Corp.                              1,962,000
     51,000    Rowan Companies, Inc.                    1,865,580
     19,000    Schlumberger Ltd.                        1,995,000
     27,000    Smith International, Inc.                1,927,800
     30,000    Weatherford International Ltd. *         2,015,400
                                                       -----------
                                                       15,873,620
               PACKAGING & CONTAINER  (1.0%)
     50,000    Owens-Illinois, Inc.  *                  2,072,500
               PAPER & FOREST PRODUCTS  (1.0%)
     55,000    International Paper Co.                  1,972,850
               PHARMACY SERVICES (1.9%)
     35,000    Express Scripts, Inc.  *                 1,953,700
     42,000    Walgreen Co.                             1,984,080
                                                       -----------
                                                        3,937,780
               PRECISION INSTRUMENT  (2.9%)
     65,000    Axsys Technologies, Inc.  *              2,012,400
     34,000    KLA-Tencor Corp.                         1,896,520
     57,000    National Instruments Corp.               1,956,810
                                                       -----------
                                                        5,865,730
               RECREATION  (0.9%)
    121,000    Callaway Golf Co.                        1,937,210
               RETAIL - SPECIAL LINES  (1.1%)
     40,000    GameStop Corp. Class A *                 2,254,000
               RETAIL BUILDING SUPPLY  (0.9%)
     42,000    Fastenal Co.                             1,907,220

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    SHARES                                                VALUE
  --------------------------------------------     ---------------
               SEMICONDUCTOR  (2.0%)
    116,000    ANADIGICS, Inc.  *                      $2,097,280
     55,000    NVIDIA Corp.  *                          1,993,200
                                                       -----------
                                                        4,090,480
               SEMICONDUCTOR - EQUIPMENT  (0.9%)
     35,000    Varian Semiconductor Equipment           1,873,200
                 Associates, Inc.  *
               SHOE  (1.1%)
     20,000    Deckers Outdoor Corp.  *                 2,196,000
               TELECOMMUNICATIONS EQUIPMENT
                (4.8%)
     23,000    Anixter International, Inc.  *           1,896,350
     53,000    Ciena Corp.  *                           2,018,240
     62,000    Cisco Systems, Inc.  *                   2,052,820
     35,000    CommScope, Inc.  *                       1,758,400
     55,000    Nokia Oyj ADR                            2,086,150
                                                       -----------
                                                        9,811,960
               TIRE & RUBBER  (1.0%)
     82,000    Cooper Tire & Rubber Co.                 2,000,800
               WIRELESS NETWORKING  (2.1%)
     22,000    Itron, Inc.  *                           2,047,540
     23,000    Research In Motion Ltd.  *               2,266,650
                                                       -----------
                                                        4,314,190

                TOTAL COMMON STOCKS AND TOTAL
                  INVESTMENT SECURITIES
                  (97.2%)
                  (COST $171,410,387)                 197,803,557
                                                   ---------------

  PRINCIPAL
  AMOUNT                                                VALUE
  --------------------------------------------     ---------------
    REPURCHASE AGREEMENTS (1) (2.8%)
$   5,700,000   With Morgan Stanley, 3.80%,
                  dated 9/28/07,
                  due10/1/07, delivery
                  value $5,701,805
                  (collateralized by
                  $5,715,00 U.S. Treasury
                  Notes 4.50%, due 2/28/11,
                  with a value of
                  $5,809,792)                           5,700,000
                                                       -----------

                TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $5,700,000)                     5,700,000
                                                       -----------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES  (0.0%)                                      51,612
                                                   ---------------
NET ASSETS  (100.0%)                               $  203,555,169
                                                   ---------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($203,555,169 / 14,061,947 SHARES
  OUTSTANDING)                                     $        14.48
                                                   ---------------


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2

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                                                       The Value Line Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

*        Non-income producing.
(1)      The Fund's custodian takes possession of the
         underlying collateral securities, the value of
         which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:
                                                                      TOTAL NET
                                                                     UNREALIZED
TOTAL COST         APPRECIATION            DEPRECIATION             APPRECIATION
--------------------------------------------------------------------------------
$177,110,387       $27,129,764             $(736,594)                $26,393,170


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                                                                               3

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         ------------------------